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                                                          File Nos. 33-20318
                                                                    811-5485

  As filed with the Securities and Exchange Commission on February 8, 2002
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Post-Effective Amendment No. 31                                  [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 34                                                 [X]

                               ATLAS ASSETS, INC.
               (Exact Name of Registrant as Specified in Charter)


                                794 Davis Street
                          San Leandro, California 94577
                    (Address of Principal Executive Offices)


Registrant's Telephone Number, including Area Code:            (510) 297-7444


                                 W. Lawrence Key
                               Atlas Assets, Inc.
                                794 Davis Street
                          San Leandro, California 94577
                     (Name and Address of Agent for Service)

                                 With copies to:
Michael Glazer                             Joseph M. O'Donnell
Paul, Hastings, Janofsky & Walker LLP      Atlas Securities, Inc.
555 South Flower Street                    794 Davis Street
Los Angeles, California  90071             San Leandro, California 94577-6900


It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b)
--------
         on _________________________ pursuant to paragraph (b)
--------
   X     60 days after filing pursuant to paragraph (a)(1)
--------
         on _________________________ pursuant to paragraph (a)(1)
--------
         75 days after filing pursuant to paragraph (a)(2)
--------
         on _________________________ pursuant to paragraph (a)(2)
--------

Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 and the Rule 24f-2 Notice for the Registrant's fiscal year is expected to be filed on or about March 28, 2003.

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                             ATLAS FUNDS
                              PROSPECTUS

                             March 1, 2002

           The Investments You Want From
                    The People You Trust -Registered Trademark-
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                             ATLAS FUNDS
                              PROSPECTUS

                             March 1, 2002

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HOW TO OBTAIN MORE INFORMATION ABOUT ATLAS FUNDS Back Cover

This prospectus contains information that you should know about Atlas Money Market Funds before you invest in it. Please read it carefully and keep it on hand for future reference.

Atlas Money Market Fund, like all mutual funds, are registered with the Securities and Exchange Commission (SEC). However, the SEC does not guarantee that the information in this prospectus is accurate or complete, nor has it endorsed the funds. It is against the law for anyone to state otherwise.

[GRAPHIC OF PUSHPIN]

WE WANT YOU
TO KNOW

Atlas Funds are not FDIC-insured and are not deposits or obligations of, or guaranteed by World Savings. Mutual fund returns and principal value will vary and you may have a gain or loss when you sell.

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Money Market Fund

INVESTMENT OBJECTIVE


     The fund seeks to provide current income. Liquidity and stability of principal are additional goals.

STRATEGY

     The fund invests in high quality, U.S. denominated money market
Securities including commercial paper, certificates of deposit and bankers' acceptances. It invests exclusively in securities with the two highest quality ratings, AAA, AA, or the equivalent, with no less than 95% in the highest grade.

     Fund managers select issues with varying maturities (maximum 397 days), based on the outlook for interest rates. The portfolio's dollar-weighted average maturity will not exceed 90 days and the fund will hold no securities with a remaining term greater than 397 days.

RISKS

     The fund's yield will vary daily, based on market rates of interest.

     Although the fund seeks to maintain a constant $1 per share price, it May not do so, and it is possible to lose money on your investment. The fund is not insured or guaranteed by the FDIC or any other government agency.

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EXPENSES

These are the fees and expenses you may pay as a fund investor. Atlas Advisers has contractually agreed to reduce expenses through 12/31/2002.

TRANSACTION FEES (paid from your investment)
   Maximum sales charge on purchases                    NONE
   Maximum deferred sales charge                        NONE
   Redemption fee                                       NONE
   Exchange fee                                         NONE

ANNUAL OPERATING EXPENSES (deducted from fund assets)
   Management fee                                       0.50%
   Distribution (12b-1) fee                             0.25%
   Other expenses                                       0.77%
TOTAL ANNUAL OPERATING EXPENSES                         1.52%
   Expense reduction                                    0.82%
                                                        ----
NET OPERATING EXPENSES                                  0.70%

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EXPENSE EXAMPLE: Designed to help you compare expenses to other funds, this example assumes a $10,000 investment, 5% return each year, no change in expenses, and that you hold your shares for the following periods. Actual costs may be higher or lower.

   1 Year           3 Years          5 Years         10 Years
    $72               $400             $751           $1,743

PAST PERFORMANCE

In that this is a new fund, there is no past performance to report.

FUND MANAGEMENT

THE ADVISER AND PORTFOLIO MANAGERS

     Atlas Advisers, Inc., 794 Davis Street, San Leandro, California 94577, Is responsible for providing or overseeing all services needed for the Atlas Funds to operate, including portfolio management, transfer agent, and custodial and accounting services. It has retained investment professionals with substantial experience in managing investments.

     Atlas Advisers provides port-folio management services to the Fund.

     Roberta A. Conger, Group Senior Vice President of Atlas Advisors and, and Tim Stare, Vice President, are portfolio managers for the FUND. Ms. Conger and Mr. Stare have had extensive experience managing mortgage-backed and mortgage-related securities, money market instruments, bonds, and other debt obligations.

THE DISTRIBUTOR AND THE DISTRIBUTION PLAN

     Atlas Funds are distributed by Atlas Securities, Inc. Shares are offered at net asset value with no sales load. From time to time, Atlas Securities may offer merchandise, monetary bonuses, or other incentives in the Fund. Incentives may be offered to selected groups of shareholders, such as first time buyers or existing account holders.

     The fund has adopted a distribution plan under Rule 12b-1 to reimburse the distributor for costs for advertising, marketing, and shareholder servicing. Reimbursements are made on a quarterly basis up to a maximum of .25% of a Fund's average daily net assets. These fees increase the cost of your investment and, over time, may cost you more than paying other types of sales charges, because they are taken out of fund assets on an ongoing basis.

     Shares are currently offered only through Atlas Securities. In the future, Atlas Securities may make payments up to a maximum of .25% per year to other companies for distribution and shareholder services.

BECOMING AN ATLAS SHAREHOLDER

HOW TO CONTACT US

Phone:      1-800-933-ATLAS
            (1-800-933-2852)
Address:    Atlas Securities, Inc.
            794 Davis Street
            San Leandro, CA
            94577

Web Site:   WWW.ATLASFUNDS.COM

OPENING AN ACCOUNT

Complete the new account application that accompanies this prospectus.

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Determine how much you want to invest. The minimum initial and additional investments for each fund are as follows:

Traditional, Roth and Educational Individual Retirement Accounts (IRAs) and Simplified Employee Pension Plans (SEPs) are available. Call us at 1-800-933-2852 and we will provide you with information about account agreements, applications, and annual fees.

HOW TO CONTACT US

New account applications, checks, and instructions may be sent directly to Atlas at the following addresses:

BY REGULAR MAIL

       Atlas Funds
       P.O. Box 219056
       Kansas City, MO 64121-9056

BY SPECIAL DELIVERY

      Atlas Funds
      c/o NFDS
      330 West 9th Street
      Kansas City, MO 64105-1807

                                   INITIAL         ADDITIONAL
MINIMUMS FOR EACH FUND            INVESTMENT       INVESTMENTS
Non-Retirement Accounts            $2,500              $250

Wire Purchases                     $2,500            $1,000

Exchanges                          $2,500              $250

IRA And SEP Accounts                 $250              $250

Custodial Accounts For Minors        $250              $250

Employee Accounts                    $250               $50

See the following pages for more information on how to buy and sell shares.

BUYING SHARES

MAKING THE FIRST PURCHASE

BY CHECK

- - Write a check for the investment amount, payable to "Atlas Funds." There may be a charge for checks that do not clear.

- - Deliver your check and new account application to your World branch for forwarding to our shareholder services agent in Kansas City. Normally, your documents will reach the agent within three business days.

- - If you prefer, mail your check and application to "Atlas Funds" at one of the addresses below.

- - Recently purchased shares cannot be redeemed until we are satisfied that the funds have cleared, usually not more than 15 days.

BY WIRE OR ELECTRONIC TRANSFER

- - Instruct your bank to wire the amount of your investment to: Investor's Bank & Trust Company

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                ABA #011001438
                Acct #188888888
                Fund Name: Atlas (fund name)
                Customer Name:
                Fund Account #:

- - Deliver your completed application to your World branch, or mail it to "Atlas Funds" at one of the addresses below.

- - If you elected the bank wire option on your WORLD INSURED MONEY MARKET ACCOUNT, you may wire funds with one call to 1-800-933-2852. There is no wire transfer fee from World.

BY EXCHANGE

- - Call us at 1-800-933-2852 to request an exchange into a new fund. You may also mail your request to one of the addresses below. Be sure all account owners have signed the request.

- - Both accounts must be registered in the same name(s) and have the same taxpayer identification number.

- - An exchange is considered a sale and may result in a gain or loss for tax purposes.

ADDING TO AN ACCOUNT

- - Write a check for the investment amount, payable to "Atlas Funds." There may be a charge for checks that do not clear.

- - Fill out the investment slip at the bottom of your account statement. If no slip is available, include a note telling us the fund name, your account number, and the name(s) in which the account is registered.

- - Deliver your check and investment slip to your World branch for forwarding to our shareholder services agent in Kansas City. Normally, your documents will reach the agent within three business days.

- - Recently purchased shares cannot be redeemed until we are satisfied that the funds have cleared, usually not more than 15 days.

BY WIRE OR ELECTRONIC TRANSFER

- - Instruct your bank to wire the amount of your investment to: Investor's Bank & Trust Company

                ABA #011001438
                Acct #188888888
                Fund Name: Atlas (fund name)
                Customer Name:
                Fund Account #:

- - If you elected the bank wire option on your WORLD INSURED MONEY MARKET ACCOUNT, you may wire funds with one call to 1-800-933-2852. There is no wire transfer fee from World.

- - If you selected the electronic transfer option, you may purchase additional shares by calling us at 1-800-933-2852. Atlas will debit funds from your bank account through the Automated Clearing House (ACH) network.

BY EXCHANGE

- - Call us at 1-800-933-2852 to request an exchange into an existing account. You may also mail your request to one of the addresses below. Be sure all account owners have signed the request.

- - Both accounts must be registered in the same name(s) and have the same taxpayer identification number.

- - An exchange is considered a sale and may result in a gain or loss for tax purposes.

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

BY REGULAR MAIL:             BY SPECIAL DELIVERY:

Atlas Funds                  Atlas Funds, c/o NFDS
P.O. Box 219056              330 West 9th
Kansas City, MO 64121-9056   Street Kansas City, MO 64105-1807

SELLING SHARES

You may sell some or all of your fund shares on any day that the New York Stock Exchange is open. All sell orders received by the close of trading on the New York Stock Exchange (normally 4:00 PM Eastern time, or 1:00 PM Pacific time) will be executed at that day's closing price. Unless you request wire payment or electronic transfer, the proceeds will be mailed to you, generally the next business day after processing your order. Redemptions of shares recently purchased by check or electronic transfer will not be processed until we are satisfied that the funds have cleared, usually not more than 15 days.

BY PHONE

- - You may sell shares by phone, as long as the telephone redemption option was not declined on your account application. You can redeem $1,000 or more by calling us at 1-800-933-2852. There is no charge for this service.

- - If you have had an address change within the last 30 days, your request must be submitted in writing with a signature guarantee.

BY MAIL

- - Send us a letter including your name, account number, the fund you would like to sell, and the dollar amount or number of shares you want to redeem. The letter should be signed by all account owners exactly as their names appear on the account.

- - You must obtain a signature guarantee if any of the following apply:

  - You are redeeming $50,000 or more.

  - Your address has been changed within the last 30 days.

  - You want the proceeds to go to someone other than the account owner(s) or to an address other than the one on the account.

  - You want the proceeds wired to a bank account other than the one pre-designated on your account.

- - A signature guarantee helps protect against fraud. You can obtain one from most banks, savings associations or securities dealers, but not from a notary public.

BY WIRE OR ELECTRONIC TRANSFER

- - If you selected the electronic transfer option:

  - Proceeds from the sale can be wired to your bank account. A $10 wire charge will be deducted. Your bank may also charge a wire transfer fee.

  - Proceeds can also be sent to your bank account through the Automated Clearing House (ACH) network.

BY CHECK

- - Checkwriting is available for Atlas bond and money funds, except for bond fund shareholders who are subject to back-up withholding for federal income taxes.

- - If you have checkwriting privileges, you may write a check of $500 or more to redeem shares, but not to close your account.

- - You should not write a check on a bond fund for an amount close to the total value since the account value can vary, and funds available may not be sufficient to clear the check.

BY REGULAR MAIL:             BY SPECIAL DELIVERY:

Atlas Funds                  Atlas Funds, c/o NFDS
P.O. Box 219056              330 West 9th Street
Kansas City, MO 64121-9056   Kansas City, MO 64105-1807

OTHER ACCOUNT INFORMATION

SYSTEMATIC TRANSACTIONS

PURCHASES

     - After you have made your initial investment, you may set up a systematic purchase plan by indicating on your application how much and how often you want to invest. The minimum investment is $250. There is no charge for this service.

EXCHANGES

     - You can automatically exchange $250 or more from one Atlas Fund to another. Just indicate on your application how much and how often you want to invest. There is no charge for this service.

     - Both accounts must be registered in the same name(s) and have the same taxpayer identification number.

     - Exchanges will be made on the 15th of each month you choose. If the 15th falls on a weekend or holiday, exchanges will be made on the next business day.

REDEMPTIONS

     - If your account balance is $10,000 or more, you may set up a systematic redemption plan by indicating on your new account application how much and how often you want to redeem. You may sell fixed amounts of $100 or more at monthly, quarterly, or yearly intervals. There is no charge for this service.

     - Redemptions will be made on the 20th of each month you choose. If the 20th falls on a weekend or holiday, redemptions will be made on the previous business day.

AUTOMATED ACCOUNT ACCESS

     Atlas Direct Access is our automated telephone service. You can check prices and performance, as well as obtain your personal fund account information and request transactions, 24 hours a day. Just call 1-800-933- ATLAS (1-800-933-2852) from a touch-tone phone and follow the instructions.

HOW FUND SHARES ARE PRICED

     A fund's net asset value (NAV) is the price at which you will buy or sell shares. The net asset value is calculated by dividing a fund's total asset value by the number of outstanding shares. The NAV is determined at the close of regular trading on the New York Stock Exchange each day the exchange is open.

     All purchases, redemptions, and exchanges will be processed at the NAV next calculated after your order is received and accepted by the shareholder services agent in Kansas City. All orders received by the close of trading on the NYSE (normally 4:00 p.m. Eastern time; 1:00 p.m. Pacific time) will be executed at that day's closing price.

OTHER ACCOUNT INFORMATION

TAXES

     Dividends and distributions may be taxable, whether received in cash or reinvested. An exchange of shares for shares of another fund is considered a sale and may result in a gain or loss for tax purposes.

DIVIDENDS AND DISTRIBUTIONS

     - The Fund will declare dividends daily and distribute them monthly.

OTHER POLICIES

     - MINIMUM BALANCE: If your account balance falls below $1,250 due to redemptions or exchanges, we may close your account and mail the proceeds to you. We will give you 60 days written notice and the opportunity to make an additional investment to satisfy the $2,500 minimum balance requirement.

     - EXCHANGES: To protect performance and control costs, a fund may modify, suspend, or discontinue the exchange feature or a shareholder's use of it at any time.

     - REDEMPTIONS: Payment may be delayed up to seven days if making immediate payment could adversely affect a fund.

     When regular trading on the New York Stock Exchange is closed or Restricted for any reason other than weekends or holidays, or there is an emergency as determined by the SEC, redemptions may be suspended or payment dates postponed.

     - GENERAL INFORMATION ABOUT SERVICE FEATURES: A fund may modify, suspend or discontinue services, charges, or terms and conditions at any time. The use of any feature may be denied to any shareholder who uses it to the detriment of the fund or other shareholders. If we modify or discontinue a service affecting all shareholders, we will provide 30 days prior written notice.

     You may add, change or discontinue any service by sending us your Request in writing. If it has been more than 30 days since you established your account, we require a signature guarantee with your request.

     Shareholders who elect telephone, systematic or electronic transactions or checkwriting bear the risk of loss for unauthorized transactions. Atlas Funds will not be liable for losses that may result from:

     - Instructions communicated by telephone that we reasonably believe to be genuine,

     - Your request to allow transactions authorized by less than all registered owners,

     -  Transactions which do not require signature guarantees, or

     - Transactions requested through Atlas Direct Access, our automated telephone service.

     For your protection and to review or clarify telephone requests, we Reserve the right to record all calls. We may employ additional procedures prior to acting on telephone instructions, such as requiring you to provide a form of personal identification, in order to confirm that instructions are genuine. If we do not employ reasonable procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

     Abnormal market conditions may cause heavy call volume and make it difficult for you to make a telephone transaction. If this happens, please consider mailing your transaction request, or sending it by overnight delivery.

KEEPING YOU INFORMED

     During the year, Atlas will send you the following communications:

     - CONFIRMATION STATEMENTS: Mailed after each purchase, ex-change, redemption (except by checkwriting), or change in account information.

     - QUARTERLY STATEMENTS: You will receive three consolidated quarterly statements and a year-end summary of your account activity.

     - ANNUAL AND SEMI-ANNUAL REPORTS: Mailed approximately 60 days after June 30 and December 31.

     -  1099 TAX FORM: If applicable, mailed by January 31 each year.

     -  ANNUAL PROSPECTUS: Mailed to shareholders in May of each year.

APPENDIX: DESCRIPTION OF RATINGS

     In general, the ratings of Moody's Investors Services, Inc., Standard & Poor's Corporation (S&P), and other nationally recognized rating organizations represent the opinions of these agencies as to the quality of securities which they rate. It should be emphasized that these ratings are relative and subjective and are not absolute standards of quality. Consequently, bonds with the same maturity, coupon and rating may have different yields, while other bonds of the same maturity and coupon with different ratings may have the same yield.

     These ratings will be used by the Atlas Funds as initial criteria for selection of portfolio securities, but the funds will also rely upon the independent advice of the adviser and subadvisers, if any, to evaluate potential investments.

     After purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase. Neither event will require the sale of these securities, but the Adviser will consider rating changes in determining whether the fund should continue to hold them.

     If a rating given by Moody's or S&P changes as a result of changes in these organizations or their rating systems, the funds will attempt to use comparable ratings as standards for their investments. Fund investments will be made and reviewed in accordance with the investment policies contained in this prospectus and in the Statement of Additional Information.

MOODY'S INVESTORS SERVICES, INC.

     Moody's describes its ratings for debt securities as follows:

BONDS

     Aaa. Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, changes that can be anticipated are not likely to impair the fundamentally strong position of these issues.

     Aa. Bonds rated Aa are judged by all standards to be of high quality. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities. Fluctuation of protective elements may be of greater magnitude, or there may be other factors present which make the long-term risks appear somewhat larger than the Aaa securities.

     A. Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Elements giving security to principal and interest are considered adequate, but factors may be present which suggest a susceptibility to impairment at some time in the future.

     Baa. Bonds rated Baa are considered to be medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative elements as well.

     Ba. Bonds rated Ba are judged to have speculative characteristics. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be only moderate and therefore not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

     B. Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over a long period of time may be small.

     Caa. Bonds rated Caa are of poor standing. These issues may be in default, or there may be some danger with respect to principal or interest payments.

     Ca. Bonds rated Ca represent obligations which are highly speculative. These issues are often in default or have other significant shortcomings.

     C. Bonds rated C are the lowest rated class of bonds. These issues have extremely poor prospects of ever attaining any real investment standing.

NOTES AND VARIABLE RATE OBLIGATIONS
     MIG 1/VMIG 1. The MIG 1 (or VMIG 1 for an issue with a variable rate demand feature) designation denotes best quality. There is strong protection from established cash flows, superior liquidity, or demonstrated broad-based access to the market for refinancings.

     MIG 2/VMIG 2. The MIG 2 (or VMIG 1 for an issue with a variable rate demand feature) designation denotes high quality. Margins of protection are ample, although not as large as in the preceding group.

COMMERCIAL PAPER
     PRIME-1. Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     - Leading market positions in well-established industries.

     - High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S CORPORATION

     S & P describes its ratings for debt securities as follows:

BONDS

     AAA. Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA. Bonds rated AA have a very strong capacity to pay interest and repay principal. They differ from the higher rated issues only by a small degree.

     A. Bonds rated A have a strong capacity to pay interest and repay principal. They are somewhat more susceptible to adverse changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB. Bonds rated BBB are thought to have an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to weaken capacity to pay interest and repay principal than bonds in higher rated categories.

     BB, B, CCC AND CC. Bonds rated BB, B, CCC and CC are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest. While bonds with these ratings are likely to have some quality and protective characteristics, these characteristics are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C AND D. The rating C is reserved for income bonds on which no interest is being paid. Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NOTES

     SP-1. The SP-1 rating denotes a strong or very strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2. The SP-2 rating denotes a satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER
     A-1. The A-1 designation indicates a very strong degree of safety regarding timely payment. Issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

     A-2. The A-2 designation indicates a strong capacity for timely payment. However, the relative degree of safety is not as high as for issues designated A-1.

SECURITIES TRANSACTIONS FORM

FOR TRUSTS, CORPORATIONS, PARTNERSHIPS AND OTHER ENTITIES

Corporations, please complete sections 1 through 3. Trusts, partnerships and other entities, complete sections 1 and 3. If any information on this form changes, you will need to submit an amended form. Please call 1-800-933-ATLAS (1-800-933-2852) for additional forms.

1. ACCOUNT REGISTRATION

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Name of Trust, Corporation, Partnership or Other Entity

-----------------------------------------------------------------------------
Atlas Funds Account Number (If this is an existing account)

THE REGISTERED OWNER IS A:
/ /Trust / /Partnership / /Corporation/Incorporated / / Other (please specify):

                           Association

2. CORPORATIONS AND INCORPORATED ASSOCIATIONS ONLY

CORPORATE SECRETARY, PLEASE COMPLETE THIS SECTION, SIGN IT, AND AFFIX YOUR CORPORATE SEAL.

BY SIGNING THIS FORM I CERTIFY THAT:

/ / On (date) ---------------------------------, a quorum of the Board of
  Directors of the Registered Owner named above empowered the person(s) named in section 3 to carry out securities transactions on the Registered Owner's behalf.

/ / I am authorized to certify as needed the names and titles of officers of the Registered Owner and notify the Agent of any changes.

/ / A resolution authorizing all of these powers has been duly adopted by the Registered Owner's Board of Directors, is in full force and effect in accordance with the Registered Owner's charter and by-laws, and will remain in effect until the Atlas Funds' Agent receives a duly executed amended Securities Transactions Form.

--------------------------------------------------------------
Secretary's name (please print)               Date            Affix Corporate
                                                                       Seal Here

X
--------------------------------------------------------------
Signature

3. AUTHORIZED PERSONS

The persons named in this section are currently authorized under the applicable governing document to purchase, redeem, withdraw, exchange, or assign shares of Atlas Funds ("securities transactions") for the Registered Owner named in section 1, and to execute and deliver any instruments necessary to complete these transactions. The Agent may act only upon the instructions of person(s) authorized in the most recent Securities Transactions Form received by the Agent. The Atlas Funds and its Agent will not be liable for any loss or expense resulting from acting on instructions they believe to be genuine. This Securities Transactions Form will remain in effect until the Agent receives an amended form.

PLEASE SIGN THIS SECTION.
By signing this form, I agree to all the terms and conditions outlined above. I have full authority to sign on behalf of the Registered Owner.

-------------------------------  --------------  [GRAPHIC OF PUSHPIN]
Name (please print)              Title
X                                                WE WANT YOU TO KNOW...
-------------------------------  --------------  Atlas Funds are not FDIC-
Signature                        Date            insured and are not deposits
                                                 or obligations of, or guar-
-------------------------------  --------------  anteed by World Savings.
Name (please print)                   Title      Mutual fund returns and
X                                                principal value will vary
-------------------------------  --------------  and you may have a gain
Signature                             Date       or loss when you sell.

-------------------------------  --------------
Name (please print)                   Title

X
-------------------------------  --------------
Signature                             Date

How many signatures are required for Atlas Funds transactions:
                                              / / 1   / / 2   / / 3   / / All

 PAYABLE ON DEATH BENEFICIARY DESIGNATION FORM

-----------------------------------------------------------------------------
Owner's Name

-----------------------------------------------------------------------------
Joint Owner's Name

-----------------------------------------------------------------------------
Street Address                                   City         State     Zip

-----------------------------------------------------------------------------
Daytime Telephone Number                         Evening Telephone Number

-----------------------------------------------------------------------------
Taxpayer ID Number                               Atlas Fund Account Number

PAYABLE ON DEATH PAYEES

1.
-----------------------------------------------------------------------------
Name (please print)

-----------------------------------------------------------------------------
Street Address                                   City         State     Zip
2.

-----------------------------------------------------------------------------
Name (please print)

-----------------------------------------------------------------------------
Street Address                                   City         State     Zip
3.
-----------------------------------------------------------------------------
Name (please print)

-----------------------------------------------------------------------------
Street Address                                   City         State     Zip

I/We understand that, as authorized by statute of
the state in which I/we reside, funds in this             [GRAPHIC OF PUSHPIN]
account are payable upon request only to me/us as
Original Payee(s) during my/our lifetime(s) and,        WE WANT YOU TO KNOW...
upon my death/the death of the last of us to die, Atlas Funds are not FDIC-to the Payable On Death Payee(s) named above who insured and are not deposits
survive(s) me/us.                                  or obligations of, or guar-
                                                      anteed by World Savings.
I/We understand that upon presentation to you of       Mutual fund returns and
proof of my death/the death of the last of us to     principal value will vary
die, funds remaining in the account will be            and you may have a gain
payable only to the Payable On Death Payee(s) who       or loss when you sell.
survive(s) me/us, in equal shares if more than one survive(s) me/us.

X
-----------------------------------------------------------------------------
Owner's Signature (Original Payee)                                   Date
X
-----------------------------------------------------------------------------
Joint Owner's Signature (Original Payee)                             Date

 [GRAPHIC OF ATLAS]                                          Presort Standard
Atlas Funds-Registered Trademark-                               U.S. Postage
World Savings Operations Center                                     PAID
794 Davis Street                                                 Hayward, CA
San Leandro, CA 94577                                           Permit No. 2


-----------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT ATLAS FUNDS

     You can find more information about the Atlas Funds' investment policies in the Statement of Additional Information (SAI), which is incorporated by reference in this prospectus (legally considered part of this prospectus). The SAI is available free of charge.

     To request a copy of the Atlas Funds' SAI, please call us toll-free at 1-800-933-ATLAS (1-800-933-2852). If you have access to the Internet, you can find the SAI at the Securities and Exchange Commission's Web site at www.sec.gov. You may also request a copy by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. The SEC charges a duplicating fee for this service.

                               WWW.ATLASFUNDS.COM

SEC File No. 811-05485

                                        PART B

Registrant hereby incorporates Part B of Post Effective Amendment 30, filed on January 4, 2002 in its entirety except for any reference to existing financial statements. In that this is a new fund, it has no financial history.

                               ATLAS ASSETS, INC.

                            PART C: OTHER INFORMATION

Item 23.  EXHIBITS:

          (a). (1)  Articles of Incorporation for the Registrant. (1)
               (2)  Articles of Amendment for the Registrant. (1)
               (3) Articles Supplementary for the Atlas California Double Tax Free Money Fund, the Atlas Tax Free Money Fund, the Atlas California Double Tax Free Income Fund, the Atlas Tax Free Income Fund and the Atlas U.S. Government and Mortgage Securities Fund. (1)
               (4) Articles Supplementary for the Atlas Growth and Income Fund. (1)
               (5) Amended Articles Supplementary changing the names of certain Atlas Funds as follows: Atlas California Municipal Money Fund, Atlas National Municipal Money Fund, Atlas California Municipal Bond Fund, and Atlas National Municipal Bond Fund. (2)
               (6) Articles Supplementary for the Atlas U.S. Treasury Money Fund. (2)
               (7) Articles Supplementary for the Atlas U.S. Government Intermediate Fund (formerly the Atlas U.S. Treasury Intermediate Fund). (1)
               (8) Articles Supplementary for the Atlas California Insured Intermediate Municipal Fund. (1)
               (9) Articles Supplementary for the Atlas National Insured Intermediate Municipal Fund. (1)
               (10) Articles Supplementary for the Atlas Balanced Fund.(2)
               (11) Articles Supplementary for the Atlas Strategic Growth Fund. (2)
               (12) Articles Supplementary for classification of shares. (2)
               (13) Articles Supplementary for the Atlas Global Growth Fund.
               (1)
               (14) Articles Supplementary for the Atlas Strategic Income Fund. (1)
               (15) Articles Supplementary for the Atlas S&P 500 Index Fund.
               (6)
               (16) Articles Supplementary for reclassification of Shares.
               (17) Articles Supplementary for Atlas Money Market Fund.(to be filed)

          (b). Bylaws for the Registrant. (2)

          (c). None.

          (d). (1) Investment Advisory Agreement dated January 12, 1990 between Atlas Advisers, Inc. and Registrant. (1)
               (2) Amendment to Investment Advisory Agreement dated November 1, 1991 between Atlas Advisers, Inc. and
               Registrant. (2)
               (3) Form of Subadvisory Agreement between The Boston Company Advisors, Inc. and Registrant. (2)
               (4) Form of Subadvisory Agreement between Oppenheimer-Funds, Inc., and Registrant. (1)
               (5) Form of Waiver/Reinbursement Agreement between Atlas Advisors, Inc. and Registrant. (5)
               (6) Form of Waiver/Reinbursement Agreement between Atlas Advisors and Registrant. (6)
               (7) Appendix A to Investment Advisory Agreement Between Atlas Assets, Inc. and Atlas Advisers, Inc. As Amended
               August 18, 2000. (6)
               (8) Form of Appendix A to Investment Advisory Agreement between Atlas Assets, Inc. to include Atlas Money Market
               Fund and Atlas Advisors, Inc. as amended March 1, 2002.
                  Incorporated by reference from Post effective Amendment No. 30, filed January 4, 2002.

          (e). Principal Underwriting Agreement dated January 12,
               1990 between Atlas Securities, Inc. and Registrant. (2)

          (f). None.

          (g). (1) Custodian Contract dated November 1, 1995 between Investors Bank and Trust Company and Registrant. (1)

          (h). (1)  Transfer Agency and Service Agreement dated
               January 12, 1990 between State Street Bank and Trust Company and Registrant. (2)
               (2) Form of Third Party Feeder Fund Agreement Among Atlas Assets, Inc., Atlas Securities, Inc. and Master Investment Portfolio dated August 9, 2000. (6)

          (i). Opinion and Consent of Counsel.  To be filed

          (j). Consents of Independent Auditors.  NONE

          (k). None.

          (l). Investment Representations of Purchaser dated
               December 19, 1989 from Golden West Financial Corporation relating to initial shares. (2)

          (m). Distribution Plan dated January 12, 1990 between Atlas Securities, Inc. and the Registrant. (1)

          (n). None

          (o). None


          (p). (1) Code of Ethics for Atlas Assets, Inc., Atlas Advisers, Inc., Atlas Securities, Inc., and Atlas Insurance Trust dated August 18, 2000, as Amended March 1, 2001.(7)
               (2) Amended and Restated Code of Ethics of OppenheimerFunds dated March 1, 2000.(7)
               (3) Code of Ethics for Boston Safe Advisors, Inc. dated July, 2000.(7)
               (4)  Code of Ethics for Barclays Global Investors, N.A. and
               Subsidiaries: Barclays Global Funds Advisors and Barclays Global Investors Services Adopted December 11, 2000.(7)
               (5) Joint Code of Ethics dated August 16, 2000 for Barclays Global Investors funds, Inc. Master Investment Portfolio.(7)

          (q). Powers of Attorney.
               (1)  Atlas, Assets, Inc.

---------------------

(1) Incorporated by reference to Post-Effective Amendment No. 19 as filed on February 27, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 21 as filed on April 14, 1997.

(3) Incorporated by reference to Post-Effective Amendment No. 22 as filed on April 22, 1998.

(4) Incorporated by reference to Post-Effective Amendment No. 24 as filed on April 30, 1999

(5) Incorporated by reference to Post-Effective Amendment No. 25 as filed on April 28, 2000.

(6) Incorporated by reference to Post-Effective Amendment No. 27 as filed on August 10, 2000.

(7) Incorporated by reference to Post-Effective Amendment No. 28 as filed on April 30, 2001.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

Item 25.  INDEMNIFICATION

          Subsection (B) of Section 2-418 of the General Corporation Law of Maryland empowers a Maryland corporation such as Registrant to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director, officer, employee or agent of that corporation or a director, officer, employee or agent of another corporation or enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding unless he acted in bad faith, or with active and deliberate dishonesty or otherwise as provided in such statute.

          The Maryland Code provisions also include, inter alia, authority to make advances of expenses pending resolution of the matter, to purchase insurance to cover the corporation and its agents, and a requirement to report instances of indemnification to the corporation's stockholders. In addition, directors and officers may in most cases be protected from the assessment of personal monetary liability in certain legal actions notwithstanding the availability or not of indemnification.

          Article VII(g) of the Articles of Incorporation of Registrant, as amended, contains indemnification and limitation provisions meant to conform to the above statute and to the provisions of Section 17 of the Investment Company Act of 1940, as amended ("1940 Act") and to 1940 Act Release No. 11330 (September 4, 1980). These provisions will implement "reasonable and fair means" to determine whether indemnification shall be made which include: (1) reference to a final decision on the merits by a court or other body that liability did not occur by reason of disabling conduct, or (2) in the absence of such a decision, a reasonable, factually based decision to the same effect by
(a) a vote of a majority of a quorum of directors who are neither "interested persons" of the Registrant (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and Controlling persons by the Registrant's charter and bylaws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in said Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Series of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

To the extent permitted by the 1940 Act, the non-interested Directors may be indemnified by the Company with respect to errors and omissions. To the extent not so permitted, Golden West Financial Corporation may so indemnify the non-interested Directors to the extent permitted by Delaware law.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          A.   INVESTMENT ADVISER--Atlas Advisers, Inc.

               See the material following the captions "What Companies are affiliated with the Funds?" appearing as a portion of Part A hereof, and "Management of the Company" and "Investment Advisory and Other Services" appearing as a portion of Part B hereof. In addition, officers and directors of Atlas Advisers, Inc. not otherwise referenced, together with all other information required by this Item 26 including, but not limited to, any other business, profession, vocation or employment of a substantial nature engaged in by such persons during the past two years, are as follows:

Name and Current Position                  Other Business and Connections
with Atlas Advisers, Inc.                  During the Past Two Years
--------------------------                   ---------------------------

James T. Judd
Director Senior Executive Vice President, Golden West Financial Corporation; Chief Operating Officer & Director World Savings Bank FSB.

Mary Jane Fross
Vice President & Controller                None.

James H. Hubbell
Director                                   Executive Vice President
                                           World Savings Bank FSB

Item 27.  PRINCIPAL UNDERWRITERS

               (a)  None.

               (b) Directors and officers of Atlas Securities, Inc., principal underwriter of the Registrant:


                               Positions and            Positions and
 Name and Principal            Offices with             Offices with
 Place of Business             Underwriter              Registrant
 --------------------          ---------------          ----------------

Marion O. Sandler             Chairman, Presi-         Chairman, Presi-
1901 Harrison Street          dent and Chief           dent and Chief
Oakland, CA  94612            Executive Officer        Executive Officer

James T. Judd                 Director                 N/A
1901 Harrison Street
Oakland, CA  94612

James H. Hubbell              Director                 N/A
1901 Harrison Street
Oakland, CA  94612

W. Lawrence Key               Group Senior VIce        Group Senior Vice
794 Davis Street              President and Chief      President and Chief
San Leandro, CA 94577         Operating Officer        Operating Officer

Richard A. Adams              Senior Vice              N/A
794 Davis Street              President-
San Leandro, CA 94577         National Sales
                              Manager

Joseph M. O'Donnell           Vice President,          Vice President,
794 Davis Street              Chief Legal and          Chief Legal Counsel
San Leandro, CA 94577         Compliance Officer,      and Secretary
                              and Secretary

Mary Jane Fross               Vice President           N/A
794 Davis Street              and Controller
San Leandro, CA 94577

Lezlie A. Iannone             Senior Vice              N/A
794 Davis Street              President-
San Leandro, CA 94577         Operations

               (c)  None.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Fund Custodian, Investors Bank and Trust Company, 89 South Street, Boston, MA 02111.

Item 29.  MANAGEMENT SERVICES

               None.

Item 30.  UNDERTAKINGS

          The Registrant undertakes to furnish copies of its latest annual report and semi-annual report, upon request and without charge, to every person to whom a prospectus is delivered.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the San Leandro, and the State of California, on the 8th day of February, 2002.

                                             ATLAS ASSETS, INC.
                                                (Registrant)


                                        By: /s/Marion O. Sandler *
                                            -------------------------
                                            Marion O. Sandler
                                            Chairman, Chief Executive
                                            Officer and President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the Following persons in the capacities and on the date indicated.

/s/Marion O. Sandler *        Chief Executive
-------------------------     Officer, President,           February 8, 2002
Marion O. Sandler             and Chairman                       Date

/s/Gene A. Johnson *          Treasurer
------------------------                                    February 8, 2002
Gene A. Johnson                                                  Date

/s/Russell W. Kettell *       Director
------------------------                                    February 8, 2002
Russell W. Kettell                                               Date

/s/Barbara A. Bond *          Director
-------------------------                                   February 8, 2002
Barbara A. Bond                                                  Date

/s/Daniel L. Rubinfeld *      Director
-------------------------                                   February 8, 2002
Daniel L. Rubinfeld                                              Date

/s/David J. Teece *           Director
-------------------------                                   February 8, 2002
David J. Teece                                                   Date


*By /s/ W. Lawrence Key
----------------------------
W. Lawrence Key
Attorney-in-Fact
Pursuant to Power of Attorney